FINANCIAL RISK MANAGEMENT - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	[1]	£ 448,567	£ 440,200
Mortgage offers made | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		308,344	294,806
Mortgage offers made | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		836	1,024
Mortgage offers made | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		273,629	251,418
Mortgage offers made | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		48	104
Mortgage offers made | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		21,798	29,018
Mortgage offers made | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		394	468
Mortgage offers made | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,940	1,859
Mortgage offers made | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		184	191
Mortgage offers made | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		10,977	12,511
Mortgage offers made | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		210	261
Mortgage offers made | Less than 70 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		249,185	221,476
Mortgage offers made | Less than 70 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		486	409
Mortgage offers made | Less than 70 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		217,830	185,548
Mortgage offers made | Less than 70 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		31	42
Mortgage offers made | Less than 70 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		19,766	24,330
Mortgage offers made | Less than 70 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		247	202
Mortgage offers made | Less than 70 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,717	1,547
Mortgage offers made | Less than 70 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		98	77
Mortgage offers made | Less than 70 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		9,872	10,051
Mortgage offers made | Less than 70 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		110	88
Mortgage offers made | 70 per cent to 80 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		45,146	48,510
Mortgage offers made | 70 per cent to 80 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		155	269
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		42,808	43,656
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		11	29
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1,632	3,364
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		80	136
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		134	187
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		38	46
Mortgage offers made | 70 per cent to 80 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		572	1,303
Mortgage offers made | 70 per cent to 80 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		26	58
Mortgage offers made | 80 per cent to 90 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		12,576	23,061
Mortgage offers made | 80 per cent to 90 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		72	172
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		12,087	21,508
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		5	28
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		253	1,009
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		28	79
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		52	74
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		23	31
Mortgage offers made | 80 per cent to 90 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		184	470
Mortgage offers made | 80 per cent to 90 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		16	34
Mortgage offers made | 90 per cent to 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		974	892
Mortgage offers made | 90 per cent to 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		33	49
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		779	555
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		0	3
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		46	126
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		10	16
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		14	21
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		7	11
Mortgage offers made | 90 per cent to 100 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		135	190
Mortgage offers made | 90 per cent to 100 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		16	19
Mortgage offers made | Greater than 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		463	867
Mortgage offers made | Greater than 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		90	125
Mortgage offers made | Greater than 100 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		125	151
Mortgage offers made | Greater than 100 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		1	2
Mortgage offers made | Greater than 100 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		101	189
Mortgage offers made | Greater than 100 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		29	35
Mortgage offers made | Greater than 100 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		23	30
Mortgage offers made | Greater than 100 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		18	26
Mortgage offers made | Greater than 100 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		214	497
Mortgage offers made | Greater than 100 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		£ 42	£ 62

[1]	See note 1 regarding changes to presentation.